UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,167,210

		$1,167,210

Education — 6.5%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,093,470
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,656,315
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,651,185

		$4,400,970

Electric Utilities — 7.2%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,557,825
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,077,510
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,109,410
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,102,030

		$4,846,775

Escrowed/Prerefunded — 9.6%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,979,120
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,496,535

		$6,475,655

General Obligations — 4.4%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$219,618
Maricopa County Community College District, 3.00%, 7/1/23	785	809,508
Tempe, 5.375%, 7/1/21	1,600	1,914,192

		$2,943,318

Health Care – Miscellaneous — 1.3%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$440	$447,493
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,508

		$858,001

Hospital — 14.3%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,091,500
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,293,972
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,042,250
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	500	503,830
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,539,566
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,501,200
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	538,285
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,074,921

		$9,585,524

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.2%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$839,893
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	650	650,228

		$1,490,121

Insured-Electric Utilities — 2.2%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,203,730
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	299,920

		$1,503,650

Insured-Escrowed/Prerefunded — 1.6%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,081,760

		$1,081,760

Insured-General Obligations — 7.8%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,439,256
Goodyear, (NPFG), 3.00%, 7/1/26	250	246,980
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,538,719

		$5,224,955

Insured-Hospital — 1.9%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,246,612

		$1,246,612

Insured-Lease Revenue/Certificates of Participation — 3.0%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$1,994,046

		$1,994,046

Insured-Special Tax Revenue — 2.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$974,457
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	597,672

		$1,572,129

Insured-Transportation — 3.7%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$721,945
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1) (2)	1,900	1,745,644

		$2,467,589

Insured-Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$965,039

		$965,039

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$864,540

		$864,540

Other Revenue — 1.6%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,098,360

		$1,098,360

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$237,043

		$237,043

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 17.9%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,087,580
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,147,930
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	293,944
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	320,066
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,100,880
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,147,240
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	690	537,434
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,001,200
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,196,600
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,112,650
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,086,840

		$12,032,364

Transportation — 6.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,000	$2,225,300
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,180,200

		$4,405,500

Total Tax-Exempt Investments — 98.9% (identified cost $61,878,122)		$66,461,161

Other Assets, Less Liabilities — 1.1%		$731,415

Net Assets — 100.0%		$67,192,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $795,644.

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	38 U.S. Long Treasury Bond	Short	$(4,985,352)	$(5,127,625)	$(142,273)

3

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $142,273.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,151,366

Gross unrealized appreciation	$5,860,049
Gross unrealized depreciation	(500,254)

Net unrealized appreciation	$5,359,795

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,461,161	$—	$66,461,161
Total Investments	$—	$66,461,161	$—	$66,461,161

Liability Description
Futures Contracts	$(142,273)	$—	$—	$(142,273)
Total	$(142,273)	$—	$—	$(142,273)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.0%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,163,690
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,740,750

		$2,904,440

Education — 16.4%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$554,180
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,241,010
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,387,227
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,080,650
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,576,605
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,106,203
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,174,900
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,462,050
University of Connecticut, 5.00%, 11/15/29	1,000	1,145,240

		$15,728,065

Electric Utilities — 2.2%
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	$2,000	$2,146,580

		$2,146,580

General Obligations — 22.2%
Connecticut, 4.875%, 11/1/20	$1,475	$1,690,040
Connecticut, 5.00%, 2/15/29	1,000	1,147,750
Danbury, 4.00%, 8/1/26	380	409,279
Danbury, 4.00%, 8/1/27	1,000	1,068,470
East Lyme, 4.00%, 7/15/22	350	391,104
East Lyme, 4.00%, 7/15/23	525	582,335
East Lyme, 4.25%, 7/15/24	250	280,848
East Lyme, 4.25%, 7/15/25	250	277,998
Fairfield, 4.25%, 7/15/26	250	262,585
Fairfield, 5.00%, 1/1/23	1,000	1,220,310
Hartford, 5.00%, 4/1/31	1,500	1,639,200
North Haven, 5.00%, 7/15/23	1,475	1,798,364
North Haven, 5.00%, 7/15/25	1,490	1,817,457
Norwalk, 4.00%, 7/1/26	1,975	2,153,421
Norwalk, 4.00%, 7/15/27	1,000	1,076,640
Redding, 5.50%, 10/15/18	400	476,744
Redding, 5.625%, 10/15/19	650	794,905
Stamford, 4.00%, 7/1/25	370	407,366
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,531,291
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	990,920
Wilton, 5.25%, 7/15/18	535	628,588
Wilton, 5.25%, 7/15/19	535	641,781

		$21,287,396

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 4.5%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,066,390
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,098,330
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,067,520
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,134,800

		$4,367,040

Industrial Development Revenue — 8.1%
Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$525	$522,827
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	2,750	2,753,795
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,506,750

		$7,783,372

Insured-Education — 17.4%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,447,230
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,572,217
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,123,789
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,837,825
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	544,520
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,191,837

		$16,717,418

Insured-Escrowed/Prerefunded — 2.3%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$1,000	$1,007,990
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,167,360

		$2,175,350

Insured-General Obligations — 6.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,633,755
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,202,920
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,086,180
Hartford, (AGM), 5.00%, 4/1/31	440	478,786
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	224,673
Puerto Rico, (FGIC), 5.50%, 7/1/21	1,000	833,670
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,078,780

		$6,538,764

Insured-Transportation — 5.3%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$3,900	$3,583,164
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,526,613

		$5,109,777

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 5.8%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,204,103
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,328,748

		$5,532,851

Lease Revenue/Certificates of Participation — 2.7%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$223,773
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	1,830	2,408,847

		$2,632,620

Senior Living/Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,021,310

		$1,021,310

Special Tax Revenue — 4.1%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,287,680
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	146,972
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	162,745
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,175	915,196
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	401,734

		$3,914,327

Water and Sewer — 1.7%
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	$1,500	$1,645,170

		$1,645,170

Total Tax-Exempt Investments — 103.6% (identified cost $93,114,389)		$99,504,480

Other Assets, Less Liabilities — (3.6)%		$(3,463,758)

Net Assets — 100.0%		$96,040,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,633,164.

3

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	13 U.S. Long Treasury Bond	Short	$(1,705,516)	$(1,754,188)	$(48,672)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $48,672.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,877,048

Gross unrealized appreciation	$7,469,222
Gross unrealized depreciation	(791,790)

Net unrealized appreciation	$6,677,432

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$99,504,480	$—	$99,504,480
Total Investments	$—	$99,504,480	$—	$99,504,480

Liability Description
Futures Contracts	$(48,672)	$—	$—	$(48,672)
Total	$(48,672)	$—	$—	$(48,672)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,384,440

		$2,384,440

Education — 12.4%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,111,420
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,608,555
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,098,120
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	302,280
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	333,572
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	735,042
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,059,500
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,611,157
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,554,479
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,632,335
University of Minnesota, 5.00%, 12/1/36	500	569,050
University of Minnesota, 5.125%, 4/1/34	1,000	1,129,570
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,089,020

		$13,834,100

Electric Utilities — 6.7%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,282,931
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	396,750
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	523,610
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	763,830
Minnesota Municipal Power Agency, 5.00%, 10/1/35(1)	1,500	1,571,055
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,079,890
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	780,530

		$7,398,596

Escrowed/Prerefunded — 2.9%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,247,640
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,008,500

		$3,256,140

General Obligations — 23.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,209,540
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,094,400
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,230,300
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	547,505
Duluth, 5.00%, 2/1/34	2,000	2,192,420
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,168,940
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,580,145
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,379,800

1

Security	Principal Amount (000’s omitted)	Value
Jordan Independent School District No. 717, 5.00%, 2/1/35(2)	$1,000	$1,119,000
Minnesota, 5.00%, 6/1/21	1,155	1,329,301
Minnesota, 5.00%, 8/1/22	1,000	1,175,570
Minnesota, 5.00%, 11/1/26	185	203,524
Minnesota, 5.00%, 10/1/27	2,000	2,350,860
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	907,934
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	553,085
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	553,905
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,196,120
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,083,460
Washington County, 3.50%, 2/1/28	1,000	1,012,690
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	837,938

		$25,726,437

Health Care – Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,031,810

		$1,031,810

Hospital — 12.3%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,058,380
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,086,820
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,123,960
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,105,330
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,665,735
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,101,220
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,076,080
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,075,130
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,105,790
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	767,902
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,543,395

		$13,709,742

Housing — 4.4%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$795	$797,870
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	740	748,591
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	515	516,735
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	501,980
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	80	80,669
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	590	603,948
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,650,330

		$4,900,123

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,440

		$1,000,440

Insured-Electric Utilities — 10.9%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,118,590
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,067,257
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	279,121

2

Security	Principal Amount (000’s omitted)	Value
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	$2,000	$2,167,280
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,360,480
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,078,530

		$12,071,258

Insured-General Obligations — 2.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$782,887
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,122,545
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,093,920

		$2,999,352

Insured-Hospital — 4.8%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$792,165
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,972,718
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,076,020
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	543,020

		$5,383,923

Insured-Special Tax Revenue — 2.2%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,092,380
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	306,205

		$2,398,585

Insured-Transportation — 1.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,027,600
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	775	796,049

		$1,823,649

Lease Revenue/Certificates of Participation — 2.1%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,112,060
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	595,102
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	610,182

		$2,317,344

Other Revenue — 0.5%
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	$485	$557,483

		$557,483

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$293,944
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	320,066
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,198,640
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,197,240
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	550,320

		$5,560,210

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.0%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,126,000

		$1,126,000

Total Tax-Exempt Investments — 96.6% (identified cost $100,078,931)		$107,479,632

Other Assets, Less Liabilities — 3.4%		$3,749,878

Net Assets — 100.0%		$111,229,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 11.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	47 U.S. Long Treasury Bond	Short	$(6,166,095)	$(6,342,064)	$(175,969)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $175,969.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,859,835

Gross unrealized appreciation	$8,010,475
Gross unrealized depreciation	(390,678)

Net unrealized appreciation	$7,619,797

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$107,479,632	$—	$107,479,632
Total Investments	$—	$107,479,632	$—	$107,479,632

Liability Description
Futures Contracts	$(175,969)	$—	$—	$(175,969)
Total	$(175,969)	$—	$—	$(175,969)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Security	Principal Amount (000’s omitted)	Value
Education — 11.0%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$777,165
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	765,690
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	675,305
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,995,456
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,126,350
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,704,487
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	897,362
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,347,146
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,552,241

		$19,841,202

Escrowed/Prerefunded — 1.5%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,372,249
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,386,380

		$2,758,629

General Obligations — 2.7%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,201,840
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	3,000	3,313,590
Montclair Township, 5.00%, 1/1/28	350	404,386

		$4,919,816

Hospital — 9.0%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$830	$836,258
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,172,523
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,688,308
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,292,999
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,274,980

		$16,265,068

Housing — 1.1%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,915	$1,949,279

		$1,949,279

Industrial Development Revenue — 4.1%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$1,916,400
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	255	263,132
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	430	443,712

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	$4,370	$4,739,003

		$7,362,247

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,609,300

		$3,609,300

Insured-Gas Utilities — 2.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,686,119

		$3,686,119

Insured-General Obligations — 9.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,971,483
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	1,946,050
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,758,190
Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,830	8,052,960
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,116,600

		$17,845,283

Insured-Hospital — 2.0%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,615,749

		$3,615,749

Insured-Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,962,144

		$5,962,144

Insured-Lease Revenue/Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,268,340
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,090,030

		$3,358,370

Insured-Other Revenue — 1.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,160,120

		$2,160,120

Insured-Special Tax Revenue — 9.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,766,192
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,353,080
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,124,126
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,066,009
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	211,662

		$17,521,069

Insured-Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$4,990,254

		$4,990,254

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$939,123

		$939,123

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.5%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	$785	$829,463
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,070,130
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,246,420
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,822,586

		$9,968,599

Other Revenue — 2.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$904,765
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,430,017

		$4,334,782

Senior Living/Life Care — 4.3%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,399,459
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,298,439
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,938,599
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	2,053,140

		$7,689,637

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$308,919
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	532,759
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,425,329

		$2,267,007

Student Loan — 5.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.186%, 6/1/36(1)	$5	$5,050
New Jersey Higher Education Student Assistance Authority, (AMT), 1.186%, 6/1/36(1) (2) (3)	8,950	9,038,963

		$9,044,013

Transportation — 12.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,273,220
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,131,429
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,173,710
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,908,325
New Jersey Turnpike Authority, Series 2013 A, 5.00%, 1/1/30	1,465	1,620,451
New Jersey Turnpike Authority, Series 2012 B, 5.00%, 1/1/30	4,520	5,024,793
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	7,134,820

		$22,266,748

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,155	$4,158,615

		$4,158,615

Total Tax-Exempt Investments — 97.8% (identified cost $163,515,744)		$176,513,173

Other Assets, Less Liabilities — 2.2%		$3,922,244

Net Assets — 100.0%		$180,435,417

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.1% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,878,963.

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	100 U.S. 10-Year Treasury Note	Short	$(12,392,005)	$(12,442,188)	$(50,183)
6/14	180 U.S. Long Treasury Bond	Short	(23,614,827)	(24,288,750)	(673,923)

					$(724,106)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $724,106.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$156,188,960

Gross unrealized appreciation	$14,568,228
Gross unrealized depreciation	(1,404,015)

Net unrealized appreciation	$13,164,213

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$176,513,173	$—	$176,513,173
Total Investments	$—	$176,513,173	$—	$176,513,173

Liability Description
Futures Contracts	$(724,106)	$—	$—	$(724,106)
Total	$(724,106)	$—	$—	$(724,106)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.6%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,471	$1,271,573

		$1,271,573

Education — 13.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,206,937
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,066,560
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,064,430
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,253,320
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,182,790
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,948,314
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,914,155
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,189,220
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,731,825
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,866,375
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,481,976
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,630,925

		$28,536,827

Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$1,000	$649,060

		$649,060

Escrowed/Prerefunded — 0.1%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$184,762

		$184,762

General Obligations — 4.3%
Chester County, 5.00%, 7/15/27	$1,000	$1,119,690
Chester County, 5.00%, 7/15/28	410	456,986
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,841,500
Montgomery County, 4.375%, 12/1/31	1,840	1,947,346

		$9,365,522

Hospital — 18.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,393,570
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,079,474
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,692,935

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,047,710
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,361,582
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,092,990
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,049,874
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,729,943
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,415,425
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,043,100
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,411,740
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,714,475
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	770,150
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,612,515

		$39,415,483

Housing — 1.6%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$945	$991,400
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,380	2,424,958

		$3,416,358

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,319,184
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,140,300
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,557,375

		$4,016,859

Insured – Education — 4.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,184,560
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,722,750
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,449,630
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,899,379

		$10,256,319

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,352,914
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	311,151

		$1,664,065

Insured – Escrowed/Prerefunded — 13.8%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,727,987
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,099,330
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,328,425
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,374,234
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,279,944

Security	Principal Amount (000’s omitted)	Value
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	$3,625	$3,014,115
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,690,259
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,716,345
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,182,926
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,842,180

		$30,255,745

Insured – General Obligations — 12.0%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,418,148
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,081,078
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,031,612
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,399,390
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,715,407
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,624,505
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,537,250
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,816,572
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,086,280
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,327,520
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	794,840
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	664,830
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	855,723
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	64,657
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	709,071
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,063,700

		$26,190,583

Insured-Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,497,540
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,230,624
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,461,213

		$11,189,377

Insured-Lease Revenue/Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,087,810
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,344,312
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,819,043

		$12,251,165

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,278,440
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	191,137

		$2,469,577

Insured-Transportation — 3.5%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,220,810
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,446,615

		$7,667,425

Insured-Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,137,380
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,004,571

		$3,141,951

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,056,875
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,936,685

		$3,993,560

Senior Living/Life Care — 1.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$960,750
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	313,605
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	615,138
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,314,300

		$3,203,793

Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,048,350
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	414,808
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	196,481
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	891,518

		$2,551,157

Transportation — 6.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$827,901
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	438,323
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,041,967
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,754,250
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,232,491
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,009,340
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	876,973

		$15,181,245

Water and Sewer — 4.0%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,936,253
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,647,748
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,329,625
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,326,476
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,530,067

		$8,770,169

Total Tax-Exempt Investments — 103.1% (identified cost $207,657,988)		$225,642,575

Other Assets, Less Liabilities — (3.1)%		$(6,727,448)

Net Assets — 100.0%		$218,915,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.5% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Defaulted bond.

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	380 U. S. Long Treasury Bond	Short	$(49,853,523)	$(51,276,250)	$(1,422,727)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,422,727.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,536,075

Gross unrealized appreciation	$21,193,105
Gross unrealized depreciation	(2,836,605)

Net unrealized appreciation	$18,356,500

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$225,642,575	$—	$225,642,575
Total Investments	$—	$225,642,575	$—	$225,642,575

Liability Description
Futures Contracts	$(1,422,727)	$—	$—	$(1,422,727)
Total	$(1,422,727)	$—	$—	$(1,422,727)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Municipal Opportunities Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Arkansas Development Finance Authority, (Revolving Loan Fund), 5.00%, 6/1/24	$170	$200,746
Rhode Island Clean Water Finance Agency, 4.00%, 10/1/31	500	527,230

		$727,976

Education — 6.4%
Forest Grove, OR, (Pacific University), 4.50%, 5/1/29	$300	$311,331
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/26	500	555,590
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	178,653
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/23	260	309,681
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	705	715,540

		$2,070,795

Electric Utilities — 3.3%
Ohio Water Development Authority, (FirstEnergy Nuclear Generation), 4.00% to 6/3/19 (Put Date), 12/1/33	$765	$800,856
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	277,447

		$1,078,303

General Obligations — 15.0%
California, 5.00%, 12/1/26	$570	$665,464
Illinois, 5.00%, 5/1/26(1)	1,500	1,663,365
New York, 4.00%, 3/1/23	500	568,120
New York, NY, 5.00%, 8/1/29	450	508,824
Northside Independent School District, TX, (PSF Guaranteed), 2.00% to 8/1/19 (Put Date), 8/1/44(1)	785	803,400
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	684,952

		$4,894,125

Hospital — 27.7%
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27(1)	$350	$408,702
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24(1)	1,000	1,118,110
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	129,801
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	296,255
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26(1)	1,000	1,146,980
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	560,835
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	247,550
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	750	838,852
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	193,538
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25	1,000	1,013,100

1

Security	Principal Amount (000’s omitted)	Value
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	$500	$555,870
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/28(1)	1,000	1,099,390
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,127,430
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	269,142

		$9,005,555

Industrial Development Revenue — 7.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$262,522
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	251,533
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	100	100,034
New Jersey Economic Development Authority, (Continental Airlines), Series 2000 A, (AMT), 5.625%, 11/15/30	130	134,146
New Jersey Economic Development Authority, (Continental Airlines), Series 2000 B, (AMT), 5.625%, 11/15/30	215	221,856
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	370,899
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23(2)	1,000	1,025,410

		$2,366,400

Insured – General Obligations — 4.5%
Detroit, MI, (AGC), 5.00%, 4/1/20	$250	$245,673
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	832,852
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	401,632

		$1,480,157

Insured – Other Revenue — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$198,324
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	200	235,824

		$434,148

Insured – Special Tax Revenue — 2.9%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22(2)	$500	$372,575
Successor Agency to Carson Redevelopment Agency, CA, (Redevelopment Project Area No. 1), (AGM), 5.00%, 10/1/26	500	561,860

		$934,435

Insured – Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$167,620

		$167,620

Lease Revenue/Certificates of Participation — 7.2%
California Public Works Board, (Department of Corrections and Rehabilitation), 5.00%, 10/1/21(2)	$1,000	$1,186,740
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27(2)	1,000	1,143,140

		$2,329,880

Other Revenue — 4.7%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30(2)	$1,070	$1,165,968
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	250	260,658
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	103,681

		$1,530,307

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.3%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$166,895
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23(1)	250	255,717

		$422,612

Special Tax Revenue — 4.5%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$255	$291,679
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/26	1,000	1,180,200

		$1,471,879

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$225	$225,355

		$225,355

Transportation — 10.0%
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	$250	$292,358
New York Thruway Authority, 5.00%, 1/1/24(2)	1,000	1,193,140
New York Thruway Authority, 5.00%, 1/1/26	400	454,872
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	245	255,246
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	225,912
Route 460 Funding Corp., VA, 0.00%, 7/1/29(2)	1,000	444,310
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	340	379,773

		$3,245,611

Water and Sewer — 2.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$121,005
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	287,684
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	276,405

		$685,094

Total Tax-Exempt Investments — 101.6% (identified cost $32,425,569)		$33,070,252

Other Assets, Less Liabilities — (1.6)%		$(530,831)

Net Assets — 100.0%		$32,539,421

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

PSF	-	Permanent School Fund

At April 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	26.6%
California	13.6%
Others, representing less than 10% individually	61.4%

3

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 6.5% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,438,104

Gross unrealized appreciation	$728,984
Gross unrealized depreciation	(96,836)

Net unrealized appreciation	$632,148

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$33,070,252	$—	$33,070,252
Total Investments	$—	$33,070,252	$—	$33,070,252

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014